Commitments (Narrative) (Details) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Debt Instrument, Face Amount	¥ 330,000
Line of Credit Facility, Current Borrowing Capacity	272,682
Operating Leases, Rent Expense, Net	50,170	¥ 22,960
Guarantee For Issuance Of Notes Payable	40,518
Guarantee For Issuance Of Letters Of Credit	¥ 16,800
Chinese Commercial Banks [Member]
Debt Instrument Number Of Lender Banks	3
Line of Credit [Member]
Debt Instrument, Term	1 year